UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): _______

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust I, LLC 2019-1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable): 0001763751

Central Index Key Number of underwriter (if applicable): ____

Adam Langley, Chief Compliance Officer, (404) 637-0412

Name and telephone number, including area code of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANGEL OAK MORTGAGE TRUST I, LLC
(Depositor)

By:	/s/ Adam Langley
Name:	Adam Langley
Title:	Chief Compliance Officer

Date: January 9, 2019

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary (Initial Loans)
99.2	AMC Exception Grades (Initial Loans)
99.3	AMC Valuation Report (Initial Loans)
99.4	AMC Rating Agency Grades (Initial Loans)
99.5	AMC Data Compare (Initial Loans)
99.6	AMC Due Diligence Executive Summary (Incremental Loans)
99.7	AMC Exception Grades (Incremental Loans)
99.8	AMC Valuation Report (Incremental Loans)
99.9	AMC Rating Agency Grades (Incremental Loans)
99.10	AMC Data Compare (Incremental Loans)
99.11	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary (Initial Loans)
99.12	Clayton Conditions Summary (Initial Loans)
99.13	Clayton Conditions Detail (Initial Loans)
99.14	Clayton Loan Grades (Initial Loans)
99.15	Clayton Valuations Summary (Initial Loans)
99.16	Clayton Waived Conditions (Initial Loans)
99.17	Clayton Loan Level Tape Compare (Initial Loans)
99.18	Clayton Rating Agency ATR QM (Initial Loans)
99.19	Clayton Non ATR QM Upload (Initial Loans)
99.20	Clayton Due Diligence Executive Summary (Incremental Loans)
99.21	Clayton Conditions Summary (Incremental Loans)
99.22	Clayton Conditions Detail (Incremental Loans)
99.23	Clayton Loan Grades (Incremental Loans)
99.24	Clayton Valuations Summary (Incremental Loans)
99.25	Clayton Waived Conditions Summary (Incremental Loans)
99.26	Clayton Loan Level Tape Compare Upload (Incremental Loans)
99.27	Clayton Rating Agency ATR QM Data Field (Incremental Loans)
99.28	Clayton Non ATR QM Upload (Incremental Loans)
99.29	Clayton ATR QM Upload (Incremental Loans)
99.30	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated January 8, 2019, with respect to certain agreed-upon procedures performed by Ernst & Young LLP